RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13	RELATED PARTY TRANSACTIONS

The following transactions were entered into with related parties:

James Fuller

On March 18, 2020, the Company granted Mr. Fuller, a director of the Company, 2,000,000 shares of restricted common stock in terms of the Stock Incentive Plan.

William Corbett

Effective January 1, 2020, the Company granted Mr. Corbett, the Chief Executive Officer of the Company, a total of 20,495,000 restricted shares of common stock of which 5,123,750 vested immediately and a further 15,371,250 which vest annually and equally over a three year period commencing on December 31, 2020.

Effective June 24, 2020, the Company entered into an executive employment agreement with William Corbett, (the "Corbett Employment Agreement") to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.

The Corbett Employment Agreement provides for the grant to Mr. Corbett of 5,123,750 shares of the Company's common stock, which are fully vested and not subject to forfeiture.

On June 24, 2020, the Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.

On June 24, 2020, the Company entered into an indemnification agreement with Mr. Corbett to indemnify him, in connection with his position of employment with Company and in the discharge of his duties and responsibilities to Company, to the maximum extent allowed under the laws of the State of Nevada. The Company is not be required or obligated to indemnify Mr. Corbett to extent it would violate the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, or the rules and regulations thereunder.

LOANS PAYABLE

Description	Interest Rate	Maturity Date	September 30, 2020	December 31, 2019

Vladimir Skigin	4%	December 12, 2020	-	30,026
Loans payable - Related parties			$-	$30,026

Interest expense amounted to $8,413 and $23,248 for the three and nine months ended September 30, 2020 and 2019, respectively.

Vladimir Skigin

Mr. Skigin is considered to be a related party as his shareholding and that of the Companies under his control exceeds 5%.

●	Promissory note

On December 23, 2019, in terms of a debt purchase agreement entered into with Waketec OU, Mr. Skigin acquired $30,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the Company agreed to the assignment of the debt owed to Mr. Skigin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.

On January 7, 2020, the Company entered into a debt exchange agreement with Mr. Skigin, whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.

14	RELATED PARTY TRANSACTIONS

The following transactions were entered into with related parties:

Gaston Pereira

On December 27, 2018, the company granted Mr. Pereira ten year options to purchase an aggregate of 100,000 shares of common stock at an exercise price of $0.40 per share. These options expired on November 1, 2019, three months after his resignation

Andrey Novikov

On December 27, 2018, the company granted Mr. Novikov ten year options to purchase an aggregate of 100,000 shares of common stock at an exercise price of $0.40 per share.

James Fuller

On June 29, 2018, the Company granted Mr. Fuller 12,000 shares of restricted common stock in terms of the Stock Incentive Plan.

On December 27, 2018, the Company granted Mr. Fuller 7,000 shares of restricted common stock in terms of the stock incentive plan.

LOANS PAYABLE

Description	Interest Rate	Maturity Date	December 31, 2019	December 31, 2018

Vladimir Skiguine	18%	January 11, 2020	-	55,474
	4%	December 12,2020	30,026	-
	8%	December 9, 2020	-	-
	36%	On Demand	-	81,316

Strategic IR	10%	February 10, 2020	$-	$177,159
		November 17, 2019	-	-
	10%	December 10, 2019	-	-
	10%	December 25, 2019	-	-
		January 9, 2020	-	-
		January 13, 2020	-	-

Loans payable - Related parties			$30,026	$313,949

Interest expense amounted to $24,771 and $14,141 for the years ended December 31, 2019 and 2018, respectively.

Vladimir Skiguine

Mr. Skiguine is considered to be a related party as his shareholding and that of the Company's under his control exceeds 5%.

●	Promissory note

On April 17, 2018, the Company issued a Promissory Note in the aggregate principal amount of $49,491 to Vladimir Skiguine. The note had a maturity date of September 13, 2018 and a coupon of eighteen percent per annum. The Company had the right to prepay the note without penalty prior to maturity date. On September 13, 2018, the maturity date of the note was extended to January 11, 2019. On February 21, 2019 the maturity date was extended to September 13, 2019, with the interest rate changed to 15%.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $59,810 and was converted into 964,670 post reverse split shares on November 18, 2019.

●	Promissory note

On December 23, 2019, in terms of a debt purchase agreement entered into with Wakatec OU, Mr. Skiguine acquired $30,000 of the promissory note issued to Wakatec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Skiguine by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.

●	Promissory note

On December 11, 2019, Mr. Skiguine purchased a portion of a note issued to Andrey Novikov by Qpagos Corporation in the principal amount of $65,953. On December 17, 2019, the company entered into a debt settlement with Mr. Skiguine whereby the Note was assigned from Qpagos Corporation to the Company and was simultaneously settled by the issue of 2,231,768 shares of common stock at an issue price of $0.03 per share, thereby extinguishing the note. A loss on settlement of $67,953 was realized.

●	Equipment funding

The Company entered into an agreement with Gibbs, whereby the importation of kiosks and accessories was arranged and funded by Gibbs, Skiguine funded a portion of the kiosks and accessories purchased under the same terms and conditions of the agreement entered into with Gibbs. Pursuant to the terms of the agreement, a 5% margin has been added to the cost of the kiosks and accessories purchased and to the liability outstanding. The amount was due on November 1, 2017. The amount has not been paid to date. The agreement does not provide for any default provisions and management is currently negotiating the terms of repayment with Skiguine. A penalty interest rate has been provided for on the loan.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $74,662, after the interest was adjusted to $19,366 and was converted into 1,204,234 post reverse split shares on November 18, 2019.

Strategic IR

Strategic IR is considered to be a related party as its shareholding is approximately 24.0%.

●	Strategic IR advanced the Company $168,000 between January 16 and June 15, 2018. This loan was formalized into a written note on October 13, 2018 and bears interest at the rate of 10% per annum. The note had a maturity date of February 10, 2019. On March 18, 2019 the note was extended to February 10, 2020, and the interest rate was changed to 15%.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $196,307 and was converted into 3,166,240 post reverse split shares on November 18, 2019.

Strategic IR

On November 15, 2019, the Company entered into Securities Purchase Agreements with Strategic IR whereby the following notes totaling $79,500 previously advanced to the Company during the period August 19, 2019 to October 15, 2019, was converted into 4,486,750 shares of common stock at a conversion price of $0.037 per share, thereby extinguishing the notes and realizing a loss on conversion of $85,248.

●	On August 19, 2019, the Company issued a Promissory Note in the aggregate principal amount of $15,000 to Strategic IR. The note has a maturity date of November 17, 2019 and a coupon of ten percent per annum. The Company has the right to prepay the note without penalty prior to maturity date.

●	On September 10, 2019, the Company issued a Promissory Note in the aggregate principal amount of $37,500 to Strategic IR. The note has a maturity date of December 10, 2019 and a coupon of ten percent per annum. The Company has the right to prepay the note without penalty prior to maturity date.

●	On September 25, 2019, the Company issued a Promissory Note in the aggregate principal amount of $2,000 to Strategic IR. The note has a maturity date of December 25, 2019 and a coupon of ten percent per annum. The Company has the right to prepay the note without penalty prior to maturity date.

●	On October 11, 2019, the Company issued a Promissory Note in the aggregate principal amount of $3,000 to Strategic IR. The note has a maturity date of January 9, 2020 and a coupon of ten percent per annum. The Company has the right to prepay the note without penalty prior to maturity date.

●	On October 15, 2019, the Company issued a Promissory Note in the aggregate principal amount of $22,000 to Strategic IR. The note has a maturity date of January 13, 2020 and a coupon of ten percent per annum. The Company has the right to prepay the note without penalty prior to maturity date.

CONVERTIBLE NOTES PAYABLE

Description	Interest rate	Maturity Date	Principal	Accrued interest	Unamortized debt discount	December 31, 2019 Balance, net	December 31, 2018 Balance, net

Strategic IR	18%	April 25, 2019	-	-	-	-	-
	15%	December 8, 2019	-	-	-	-	12,193
	15%	December 8, 2019	-	-	-	-	24,573
	15%	December 26, 2019	-	-	-	-	65,091
	15%	December 26, 2019	-	-	-	-	139,940
	8%	September 19, 2019	-	-	-	-	-
	6%	July 17,2020	-	-	-	-	-

Cobbolo Limited	15%	December 26, 2019	-	-	-	-	64,726
	15%	December 26, 2019	-	-	-	-	64,146

Gibbs International Holdings	15%	On demand	-	-	-	-	63,798
	8%	August 31, 2019	-	-	-	-	155,345

Bellridge Capital LP	18%	April 25, 2019	-	-	-	-	-

West Point Partners, LLC	8%	September 3, 2020	-	-	-	-	-
	6%	November 18, 2020	-	-	-	-	-
	8%	October 21, 2020	-	-	-	-	-

Total convertible notes payable			$-	$-	$-	$-	$589,812

Interest expense amounted to $58,732 and $67,101 for the years ended December 31, 2019 and 2018, respectively. The amortization of debt discount amounted to $343,039 and $614,277 for the years ended December 31, 2019 and 2018, respectively.

The convertible notes have variable conversion prices based on a discount to market price of trading activity over a specified period of time. The variable conversion features were valued using a Black Scholes valuation model. The difference between the fair market value of the common stock and the calculated conversion price on the issuance date was recorded as a debt discount with a corresponding credit to derivative financial liability.

The total value of the beneficial conversion feature recorded as a debt discount during the year ended December 31, 2019 and 2018 was $141,591and $544,819, respectively.

Strategic IR

●	On May 15, 2019, pursuant to the terms of a debt purchase agreement entered into with Labrys Fund LP. the $300,000 convertible promissory note issued on October 25, 2018, with a maturity date of April 25, 2019 and an original coupon of 8% per annum, was acquired by Strategic IR for gross proceeds of $302,367, including accrued interest thereon.

The Convertible note earns interest at 18% per annum, the default interest rate in terms of the Promissory note.

The terms of the convertible note include a provision for an automatic note penalty of 50% of the note outstanding if the note is in default. Strategic IR enforced this term resulting in an increase in the principal outstanding in terms of the note of $150,000. On June 19, 2019, pursuant to the terms of a debt purchase agreement entered into with Bellridge Capital LP, Strategic IR transferred and assigned the aggregate principal sum of $200,000 plus accrued interest thereon of $3,124, of the Convertible note acquired from Labrys Fund LP.

On July 30, 2019, the Company received a notice of conversion from Strategic IR, converting $108,882 of the April 25, 2018 convertible note acquired from Labrys Fund LP, into 37,034,605 pre-reverse split (3,703,461 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre-reverse split ($0.03 post reverse split that was effected in November 2019) per share.

On November 18, 2019, the Company and Strategic IR entered into an exchange agreement, replacing the remaining balance of the May 15, 2019 convertible note purchased from Labrys Fund LP, 2019, including interest thereon with a new note in the aggregate principal amount of $159,123 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.

On November 19, 2019, in terms of a conversion notice received, the Company received a conversion notice converting the aggregate principal sum of $159,123 and interest thereon into 10,007,882 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note and realizing a loss on conversion of $211,166.

●	On June 11, 2017, the Company issued a convertible promissory note in the aggregate principal amount of $10,000 to Strategic IR ("Strategic IR"). The note bears interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date of the note was extended to December 8, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 8, 2019, with the interest rate remaining unchanged.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $13,060 and was converted into 210,645 post reverse split shares on November 18, 2019.

●	On June 11, 2017, the Company exchanged a note issued to Viktoria Akhmetova, with a principal amount of $20,000, together with accrued interest thereon of $164, totaling $20,164, for a convertible note, principal amount of $20,164, bearing interest at 12% per annum and matured on December 8, 2017. In terms of an agreement entered into with the note holder, the maturity date was extended to December 8, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 8, 2019, with the interest rate remaining unchanged.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $26,321 and was converted into 424,540 post reverse split shares on November 18, 2019.

●	On June 29, 2017, the Company exchanged a note issued to Strategic with a principal amount of $50,000, together with accrued interest thereon of $3,740, totaling $53,740, for a convertible note, principal amount of $53,740, bearing interest at 12% per annum which matured on December 26, 2017. In terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $69,751 and was converted into 1,125,020 post reverse split shares on November 18, 2019.

●	On June 29, 2017, the Company exchanged a note issued to Strategic with a principal amount of $110,000, together with accrued interest thereon of $5,535, totaling $115,535, for a convertible note, principal amount of $115,535, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $149,958 and was converted into 2,418,674 post reverse split shares on November 18, 2019.

●	On July 17, 2019, Strategic IR entered into a debt purchase agreement with GS Capital Partners, whereby the remaining balance of the September 19, 2019 convertible note in the aggregate principal amount of $33,252 plus accrued interest thereon of $2,165, was acquired for gross proceeds of $35,417. In addition to this strategic IR paid additional settlement costs of $14,583 including an early settlement penalty to GS Capital Partners.

As of September 19, 2019, the note is in default and earns interest at the default interest rate.

On November 18, 2019, the Company and Strategic IR entered into an exchange agreement, replacing the balance of the July 15, 2019 convertible note purchased from GS Capital Partners, including interest thereon with a new note in the aggregate principal amount of $37,224 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.

On November 19, 2019, Company received a conversion notice converting the aggregate principal sum of $37,224 into 2,386,181 shares of common stock at a conversion price of $0.0156 per share, thereby extinguishing the note and realizing a loss on conversion of $51,064.

●	On July 17, 2019, the Company issued Strategic IR a Convertible Promissory Note in the aggregate principal amount of $14,583. The note had a maturity date of July 17, 2020 and a coupon of 6% per annum. The Company has the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

On November 19, 2019, in terms of a conversion notice received, the Company received a conversion notice converting the aggregate principal sum of $14,583, including interest thereon of $297 into 935,887 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note and realizing a loss on conversion of $19,747.

●	On December 11, 2019, Strategic IR purchased a portion of a note issued to Andrey Novikov by Qpagos Corporation in the principal amount of $65,953. On December 17, 2019, the company entered into a debt settlement with Strategic IR whereby the Note was assigned from Qpagos Corporation to the Company and was simultaneously settled by the issue of 2,231,768 shares of common stock at an issue price of $0.03 per share, thereby extinguishing the note. A loss on settlement of $67,953 was realized.

Vladimir Skiguine

Vladimir Skiguine is the principal and has control over Cobbolo Limited and has also personally advanced the Company funds.

Cobbolo Limited

●	On June 29, 2017, the Company exchanged a note issued to Cobbolo Limited with a principal amount of $50,000, together with accrued interest thereon of $3,438, totaling $53,438, for a convertible note, principal amount of $53,438, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 pre-reverse split) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $69,360 and was converted into 1,118,711 post-reverse split shares on November 18, 2019.

Vladimir Skiguine (continued)

●	On June 29, 2017, the Company exchanged a note issued to Cobbolo Limited with a principal amount of $50,000, together with accrued interest thereon of $2,959, totaling $52,959, for a convertible note, principal amount of $52,959, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged. The note is convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $68,738 and was converted into 1,108,674 post-reverse split shares on November 18, 2019.

Gibbs International Holdings

Gibbs International Holdings is considered to be a related party as its shareholding is approximately 14.4%.

●	Effective June 19, 2017, the Company exchanged a note issued to Gibbs International Holdings with a principal amount of $50,000, together with accrued interest thereon of $2,494, totaling $52,494, for a convertible note, principal amount of $52,494, bearing interest at 12% per annum and matured on December 16, 2017. In terms of an agreement entered into with the note holder, the maturity date was extended to December 16, 2018 and the interest rate was increased to 15% per annum. The note was past its maturity date which maturity date has not been extended as yet, and thereby; (i) became immediately due and payable; (ii) can only be amended with the written consent of the holder; and (iii) may be sold, assigned or transferred by the holder without the Company's consent. The note is currently recorded under current liabilities. The note was convertible into common shares of the Company at a conversion price of $0.20 per share.

On July 30, 2019, the holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $68,350 and were exchanged for 1,102,412 post reverse split shares on November 18, 2019.

●	Effective August 20, 2018, the Company exchanged a note issued to Gibbs International Holdings with a principal amount of $294,620, together with accrued interest thereon of $111,115, totaling $405,735, for a convertible note, principal amount of $405,735, with a coupon of 8% per annum and maturing on August 31, 2019. The Company had the right to prepay the note within 180 days without penalties. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the three lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

As of August 31, 2019 the note is in default and the note provided for the payment of a penalty of 10% of the principal outstanding, amounting to $40,573.

On December 4, 2019, the Company received conversion notices converting the principal sum of $405,735, a once off penalty of $40,573 and interest thereon of $54,529 into 21,000,000 shares of common stock at a conversion price of $0.0238 thereby extinguishing the note. A loss on conversion of $528,162 was realized.

Bellridge Capital LP

Bellridge Capital LP is considered to be a related party as its shareholding is approximately 10.5%.

On June 19, 2019, in terms of a debt purchase agreement entered into with Strategic IR, Bellridge Capital LP acquired an aggregate principal amount of $200,000 plus accrued interest thereon of $3,124 off the $300,000 convertible promissory note originally issued on October 25, 2018, to Labrys Fund LP, with a maturity date of April 25, 2019 and an original coupon of 8% per annum.

The Convertible note accrues interest at 18% per annum, the default interest rate in terms of the original Promissory note.

On November 19, 2019, the Company received a notice of conversion from Bellridge Capital LP converting the principal sum of $200,000 and interest thereon of $21,568 into 13,935,112 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note. The Company incurred a loss on conversion of $294,031.

West Point Partners, LLC

●	On September 3, 2019, the Company issued West Point Partners, LLC a Convertible Promissory Note in the aggregate principal amount of $26,527. The note had a maturity date of September 3, 2020 and a coupon of 8% per annum. The Company has the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest two trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.

On November 19, 2019, the Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $26,968 into 1,812,390 shares of common stock at a conversion price of $0.149 per share, thereby extinguishing the note. The Company realized a loss on conversion of $40,090.

●	On October 21, 2019, West point Partners, LLC entered into a debt purchase agreement with GS Capital Partners, whereby the convertible note in the aggregate principal amount of $96,000 plus accrued interest thereon of $3,745, was acquired for gross proceeds of $99,745. On November 18, 2019, the Company and West Point Partners, LLC entered into an exchange agreement, replacing the existing note with a new note with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.

On November 19, 2019, the Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $102,039 into 6,857,446 shares of common stock at a conversion price of $0.149 per share, thereby extinguishing the note. The Company realized a loss on conversion of $151,687.

●	On October 21, 2019, the Company issued a Convertible Promissory Note in the aggregate principal amount of $22,977 to West Point Partners, LLC for penalty interest and expenses incurred by West Point Partners LLC on acquiring the GS Capital Partners note dated March 4, 2019. The note had a maturity date of October 21, 2020 and bears interest at 8% per annum. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest two trading prices during the previous ten trading days.

On November 19, 2019, the Company received a notice of conversion converting the aggregate principal amount of the note outstanding, including interest thereon, totaling $23,118 into 1,553,621 shares of common stock at a conversion price of $0.149 per share, thereby extinguishing the note. The Company realized a loss on conversion of $34,366.